Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories (Textual)
Inventories transferred into properties and equipment	$ 2,791,339	$ 1,566,314